INCOME TAXES (Federal and State Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income tax expense (benefit) at federal statutory rate	34.00%	(34.00%)	(34.00%)
State taxes, net of federal benefit	0.51%	(4.73%)	(1.48%)
Nondeductible items	(29.26%)	25.45%	19.64%
Change in valuation allowance	(5.25%)	13.28%	15.84%
Effective income tax rate	0.00%	0.00%	0.00%